Share Based Payment (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	May 30, 2023	Mar. 20, 2023	Mar. 20, 2023	Jun. 30, 2023
Share Based Payment (Details) [Line Items]
Aggregate cash payment (in Dollars)		$ 161,000
Percentage of grant bonus		30.00%
Number of share grant options		13,628	13,628
Total fair value (in Dollars)		$ 22,500	$ 22,500
Exercise price per share (in Dollars per share)			$ 1.82
Grant date				10 years
Restricted Stock Units [member]
Share Based Payment (Details) [Line Items]
Number of shares options granted	160,000
Employee [Member] | Restricted Stock Units [member]
Share Based Payment (Details) [Line Items]
Number of shares options granted		137,844
Employee bonus		100,000	100,000
Employee One [Member] | Restricted Stock Units [member]
Share Based Payment (Details) [Line Items]
Number of shares options granted		50,594
Employee bonus		60,000	60,000
Options Granted to Employee [member]
Share Based Payment (Details) [Line Items]
Number of shares options granted		132,040
Options Granted to Service Providers [Member]
Share Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 1.53